Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions And Issue Expenses [Member]	Unit Premiums And Reserves [Member]	Total
Beginning balance at Dec. 31, 2023	$ 3,051,147	$ 1,182,166	$ (3,273)	$ 95	$ 4,230,135
Beginning balance (in number of units) at Dec. 31, 2023	211,073,322
Cost of redemption of Units (note 7)	$ (148,077)	86,596		66	(234,607)
Cost of redemption of Units (note 7) (in number of units)	(10,555,577)
Net income (loss) and comprehensive income (loss) for the year		1,016,974			1,016,974
Ending balance at Dec. 31, 2024	$ 2,903,070	2,112,544	(3,273)	161	5,012,502
Ending balance (in number of units) at Dec. 31, 2024	200,517,745
Cost of redemption of Units (note 7)	$ (138,863)	(182,891)		9	(321,745)
Cost of redemption of Units (note 7) (in number of units)	(9,898,783)
Net income (loss) and comprehensive income (loss) for the year		4,358,847			4,358,847
Proceeds from issuance of Units (note 7)	$ 15,423				15,423
Proceeds from issuance of Units (note 7) (in number of units)	318,407
Underwriting commissions and issue expenses			(17)		(17)
Ending balance at Dec. 31, 2025	$ 2,779,630	$ 6,288,500	$ (3,290)	$ 170	$ 9,065,010
Ending balance (in number of units) at Dec. 31, 2025	190,937,369